STRADLEY, RONON, STEVENS & YOUNG
                    2600 One Commerce Square
                     Philadelphia, PA  19103



Direct Dial:   (215) 564-8115

                                        December 4, 1995

FILED VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:     Filings - Rule 497(j)

          Re:  Delaware Group Limited-Term Government Funds, Inc.
               (the "Fund")
               File Nos.:  2-75526 and 811-3363
               CIK No.:  357059

Dear Sir/Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), this is to certify on behalf of the Fund that the form of Prospectus and Statement of Additional Information for the Limited Term Government Fund and Supplement to the Prospectus for the Limited Term Government Fund's Institutional Classes that would have been filed under paragraphs (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 42 to the Registration Statement, electronically filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Act on November 22, 1995.

                                        Very truly yours,



                                        /s/Bruce G. Leto
                                        Bruce G. Leto

cc:  Richelle S. Maestro, Esquire



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